EMPLOYEE BENEFIT EXPENSES (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Wages and salaries	€ (855)	€ (994)	€ (889)
Pension costs - defined benefit plans	(23)	(19)	(20)
Other post-employment benefits	(9)	(9)	(6)
Share-based compensation	(15)	(16)	(12)
Total employee benefit expenses	€ (902)	€ (1,038)	€ (927)